Tax - Summary of Tabular Form of Taxes Paid Based on Geographical Area (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure In Tabular Form Of Taxes Paid Based On Geographical Area [Line Items]
Tax paid excluding tax deducted at source	$ 206	$ 189	$ 70
Taxes withheld at source	37	22	16
Tax paid per cash flow	243	211	86
China [member]
Disclosure In Tabular Form Of Taxes Paid Based On Geographical Area [Line Items]
Tax paid excluding tax deducted at source	5	10	3
United Kingdom [member]
Disclosure In Tabular Form Of Taxes Paid Based On Geographical Area [Line Items]
Tax paid excluding tax deducted at source	8	3	(2)
United States [member]
Disclosure In Tabular Form Of Taxes Paid Based On Geographical Area [Line Items]
Tax paid excluding tax deducted at source	171	165	68
Other Jursidictions [Member]
Disclosure In Tabular Form Of Taxes Paid Based On Geographical Area [Line Items]
Tax paid excluding tax deducted at source	$ 22	$ 11	$ 1